Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,615	$ 1,615
Increases in tax positions in prior periods	1,369
Increases in current period tax positions	2,954
Lapse in statute of limitations	0	0
Settlement of uncertain tax positions with tax authorities	0	0
Balance at end of year	$ 5,938	$ 1,615